Concentrations of Credit Risk and Major Customers and Suppliers (Details 1)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Dalian Huarui [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage		[1]		[1]	43.35%
Entity A, a Related Party [Member]
Concentration Risk [Line Items]
Concentrations of credit risk, percentage	12.47%		14.70%			[1]

[1]	Less than 10%